Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Summary of Reserves

(in thousands)	Note	June 30 2026	December 31 2025

Reserves
Share purchase options	18.1	$25,453	$24,381
Restricted share units	18.2	7,511	7,929
Long-term investment revaluation reserve, net of tax	18.3	53,570	144,601

Total reserves		$86,534	$176,911

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and pri nc
ipal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Six Months Ended June 30

	2026	2025

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$190.62	Cdn$108.56

Expected dividend yield	0.65%	0.92%

Expected volatility	30%	30%

Risk-free interest rate	3.05%	2.89%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$43.34	Cdn$23.90

Number of options issued during the period	95,290	178,020

Total fair value of options issued (000’s)	$3,020	$2,974

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at June 30, 2026:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$49.86	157,570	-	157,570	1.7 years

$56.77¹	6,214	-	6,214	1.7 years

$66.73¹	15,650	-	15,650	2.7 years

$60.00	163,703	-	163,703	2.7 years

$61.49¹	27,107	-	27,107	3.7 years

$59.41	204,627	-	204,627	3.7 years

$62.74¹	33,182	21,513	54,695	4.7 years

$59.79	128,091	69,748	197,839	4.7 years

$108.56	45,453	92,010	137,463	5.7 years

$107.84¹	10,536	25,156	35,692	5.7 years

$190.62	-	73,090	73,090	6.7 years

$198.07¹	-	22,200	22,200	6.7 years

	792,133	303,717	1,095,850	4.1 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.4210, being the Cdn$/US$ exchange rate at June 30, 2026.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2025 to June 30, 2026 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2025	1,070,974	Cdn$58.14

Granted (fair value - $3 million or Cdn$23.90 per option)	178,020	108.56

Exercised	(62,041)	55.90

Forfeited	(24,410)	59.76

At March 31, 2025	1,162,543	Cdn$65.95

Exercised	(50,229)	54.62

At June 30, 2025	1,112,314	Cdn$65.86

Exercised	(66,219)	58.53

Expired	(2,186)	49.86

Forfeited	(8,593)	97.83

At December 31, 2025	1,035,316	Cdn$66.40

Granted (fair value - $3 million or Cdn$43.34 per option)	95,290	190.62

Exercised	(17,064)	59.65

At March 31, 2026	1,113,542	Cdn$77.37

Exercised	(17,046)	65.22

Forfeited	(646)	85.91

At June 30, 2026	1,095,850	Cdn$77.80

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2025 to June 30, 2026 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2025	336,929	$34.64

Granted (fair value - $4 million)	52,960	75.92

Released	(69,129)	44.78

Forfeited	(5,384)	43.86

At March 31, 2025	315,376	$39.19

Released	(72,396)	22.89

At June 30, 2025	242,980	$44.04

Forfeited	(1,100)	55.85

At December 31, 2025	241,880	$43.99

Granted (fair value - $4 million)	30,480	139.35

Released	(46,442)	50.81

At March 31, 2026	225,918	$55.45

Released	(370)	50.26

Forfeited	(141)	60.81

At June 30, 2026	225,407	$55.46

Disclosure of Long Term Investment Revaluation Reserve

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2025 to June 30, 2026 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2025	$(95,675)	$(48)	$(95,723)

Unrealized gain (loss) on LTIs 1	26,161	(2,351)	23,810

At March 31, 2025	$(69,514)	$(2,399)	$(71,913)

Unrealized gain (loss) on LTIs 1	40,520	(3,945)	36,575

At June 30, 2025	$(28,994)	$(6,344)	$(35,338)

Unrealized gain (loss) on LTIs 1	196,046	(16,107)	179,939

At December 31, 2025	$167,052	$(22,451)	$144,601

Unrealized gain (loss) on LTIs 1	63,463	(8,567)	54,896

Reallocate reserve to retained earnings upon disposal of LTIs 1	(151,519)	20,375	(131,144)

At March 31, 2026	$78,996	$(10,643)	$68,353

Unrealized gain (loss) on LTIs 1	(17,090)	2,307	(14,783)

At June 30, 2026	$61,906	$(8,336)	$53,570

1)	LTIs refers to long-term investments in common shares held.